Income Taxes (Details 1) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current taxes:
Federal			$ 170	$ 193	$ 118
State			4	2	2
Deferred taxes:
Federal			(54)	(59)	(10)
Provision for income taxes as shown in the Statement of Earnings	$ 80	$ 89	$ 120	$ 136	$ 110